CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Revenues:
Direct financing leases	$ 617		¥ 51,320		¥ 50,004		¥ 63,275
Operating leases	3,410		283,545		274,266		283,006
Interest on loans and investment securities	2,042		169,808		135,166		196,161
Brokerage commissions and net gains (losses) on investment securities	254		21,120		23,353		(12,544)
Life insurance premiums and related investment income	1,425		118,473		115,598		117,751
Real estate sales	658		54,741		40,669		71,088
Gains on sales of real estate under operating leases	61		5,103		6,841		24,346
Other operating revenues	3,200		266,000		266,397		289,403
Total revenues	11,667		970,110		912,294		1,032,486
Expenses:
Interest expense	1,485		123,503		82,029		101,919
Costs of operating leases	2,269		188,671		191,173		192,937
Life insurance costs	1,100		91,497		92,348		105,899
Costs of real estate sales	709		58,930		46,757		79,058
Other operating expenses	1,886		156,827		149,872		171,557
Selling, general and administrative expenses	2,463		204,812		218,322		229,066
Provision for doubtful receivables and probable loan losses	374		31,122		71,529		76,985
Write-downs of long-lived assets	227		18,853		6,977		3,673
Write-downs of securities	262		21,749		23,634		18,574
Foreign currency transaction loss (gain), net	3		186		943		(1,361)
Total expenses	10,778		896,150		883,584		978,307
Operating Income	889		73,960		28,710		54,179
Equity in Net Income (loss) of Affiliates	202		16,806		8,364		(40,458)
Gains (losses) on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	15		1,199		17,519		(1,686)
Income before Income Taxes and Discontinued Operations	1,106		91,965		54,593		12,035
Provision for Income Taxes	332		27,617		22,394		(2,598)
Income from Continuing Operations	774		64,348		32,199		14,633
Discontinued Operations:
Income from discontinued operations, net	163	[1],[2]	13,556	[1],[2]	14,453	[1],[2]	17,883	[1],[2]
Provision for income taxes	(64)	[2]	(5,297)	[2]	(5,715)	[2]	(8,719)	[2]
Discontinued operations, net of applicable tax effect	99	[2]	8,259	[2]	8,738	[2]	9,164	[2]
Net Income	873		72,607		40,937		23,797
Net Income Attributable to the Noncontrolling Interests	29		2,373		704		1,175
Net Income Attributable to the Redeemable Noncontrolling Interests	35		2,959		2,476		698
Net Income Attributable to ORIX Corporation	809		67,275		37,757		21,924
Income attributable to ORIX Corporation:
Income from continuing operations	710		59,063		28,984		12,991
Discontinued operations	99		8,212		8,773		8,933
Net Income Attributable to ORIX Corporation	$ 809		¥ 67,275		¥ 37,757		¥ 21,924
Basic:
Income from continuing operations	$ 6.61		¥ 549.49		¥ 284.43		¥ 146.11
Discontinued operations	$ 0.92		¥ 76.39		¥ 86.09		¥ 100.48
Net income attributable to ORIX Corporation	$ 7.53		¥ 625.88		¥ 370.52		¥ 246.59
Diluted:
Income from continuing operations	$ 5.60		¥ 465.55		¥ 244.96		¥ 140.21
Discontinued operations	$ 0.75		¥ 62.20		¥ 70.95		¥ 93.60
Net income attributable to ORIX Corporation	$ 6.35		¥ 527.75		¥ 315.91		¥ 233.81
Cash Dividends	$ 0.90		¥ 75.00		¥ 70.00		¥ 260.00

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥19,653 million, ¥14,056 million and ¥14,393 million ($173 million) in fiscal 2009, 2010 and 2011, respectively.
[2]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.